Goodwill and Other Intangible Assets	9 Months Ended
Sep. 30, 2023
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 7. Goodwill and Other Intangible Assets

       Goodwill

Changes in the carrying amount of the Company’s goodwill during the nine months ended September 30, 2023 were as follows:
U.S. $ in thousands

Goodwill as of January 1, 2023	$64,953
Goodwill acquired	24,973
Foreign currency translation adjustments	261
Goodwill as of September 30, 2023	$90,187

       Other Intangible Assets

Other intangible assets consisted of the following as of the below balance sheet dates:

	September 30, 2023			December 31, 2022
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$406,822	$(296,590)	$110,232	$387,603	$(283,671)	$103,932
Patents	18,963	(9,989)	8,974	17,508	(8,970)	8,538
Trademarks and trade names	21,355	(15,224)	6,131	16,278	(14,030)	2,248
Customer relationships	107,948	(92,084)	15,864	93,609	(86,925)	6,684
Capitalized software development costs	7,066	(7,066)	-	7,066	(7,066)	-
	$562,154	$(420,953)	$141,201	$522,064	$(400,662)	$121,402

Amortization expenses relating to intangible assets for the three-month periods ended September 30, 2023 and 2022 were approximately $7.0 million and $9.0 million, respectively. Amortization expenses relating to intangible assets for the nine-month periods ended September 30, 2023 and 2022 were approximately $20.5 million and $27.4 million, respectively.

As of September 30, 2023, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expenses
(U.S. $ in thousands)
Remaining 3 months of 2023	$7,368
2024	23,725
2025	22,323
2026	22,246
2027	20,845
2028 and thereafter	44,694
Total	$141,201